Accounts Payable, Accrued Expenses and Other Current Liabilities - Summary of Accounts Payable, Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable, Accrued Liabilities and Other Current Liabilities [Line Items]
Accounts payable - trade	$ 24,287	$ 9,716	$ 5,563
Accounts payable - related parties	81	933
Total accounts payable	24,368	10,649	5,563
Accrued interest on Convertible Notes	5,938	5,302
Accrued payroll	7,943	3,278	610
Accrued legal fees	486	565	10
Contingent consideration for acquisitions	49,581
Other accrued expenses and current liabilities	17,984	5,673	1,401
Total accrued expenses and other current liabilities	151,288	14,818	2,021
Total		$ 25,467	$ 7,584
Manitoba Harvest
Accounts Payable, Accrued Liabilities and Other Current Liabilities [Line Items]
Consideration payable for acquisition of Manitoba Harvest	$ 69,356